Shareholders' Equity (Net Income Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Net Income Per Share [Abstract]
Net income (loss)	$ 117,970	$ 94,357
Net Income (Loss) Attributable to Common Shareholders	$ 117,970	$ 94,357
Weighted average number of shares outstanding (thousands), basic	115,170	116,178
Dilutive Effect	0	0
Weighted average number of shares outstanding (thousands), diluted	115,170	116,178
Net income (loss) per weighted average share, basic	$ 1.02	$ 0.81
Net income (loss) per weighted average share, diluted	$ 1.02	$ 0.81
Issued and Outstanding Share Based Options	2,639	2,687